Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 39.7%
Communication Services — 3.7%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	2.300%	6/1/27	$140,000	$137,794
AT&T Inc., Senior Notes	4.700%	8/15/30	180,000	178,081
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	129,095
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	56,699
NTT Finance Corp., Senior Notes	4.876%	7/16/30	280,000	276,524 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	180,000	176,007 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	240,000	231,663 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	127,469
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	334,000	293,060
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	590,000	557,368
Total Diversified Telecommunication Services				2,163,760
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	38,000	37,855
Netflix Inc., Senior Notes	5.250%	8/15/36	90,000	88,983
Total Entertainment				126,838
Interactive Media & Services — 1.5%
Alphabet Inc., Senior Notes	3.700%	2/15/29	170,000	166,533
Alphabet Inc., Senior Notes	4.625%	8/10/29	230,000	229,412
Alphabet Inc., Senior Notes	4.000%	5/15/30	100,000	97,360
Alphabet Inc., Senior Notes	4.100%	2/15/31	50,000	48,342
Alphabet Inc., Senior Notes	4.875%	8/15/31	130,000	129,194
Alphabet Inc., Senior Notes	4.375%	11/15/32	100,000	96,202
Alphabet Inc., Senior Notes	4.400%	2/15/33	40,000	38,294
Alphabet Inc., Senior Notes	5.200%	8/15/33	40,000	39,868
Alphabet Inc., Senior Notes	4.700%	11/15/35	10,000	9,478
Alphabet Inc., Senior Notes	4.800%	2/15/36	60,000	57,161
Alphabet Inc., Senior Notes	5.450%	8/15/36	70,000	69,475
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	120,000	116,355
Meta Platforms Inc., Senior Notes	4.550%	5/15/31	380,000	371,450
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	182,506
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	250,000	241,569
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	120,000	114,231
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	130,000	121,736
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	190,000	194,725 (a)
Total Interactive Media & Services				2,323,891
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	108,082
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	9,956
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	179,140
Total Media				297,178
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	49,807
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	580,000	557,659
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	$120,000	$107,715
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	112,618
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	97,967
Total Wireless Telecommunication Services				925,766

Total Communication Services				5,837,433
Consumer Discretionary — 2.4%
Automobiles — 0.8%
Ford Motor Credit Co. LLC, Senior Notes	5.918%	3/20/28	360,000	363,544
Ford Motor Credit Co. LLC, Senior Notes	5.431%	8/13/29	260,000	260,002
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	91,056
Hyundai Capital America, Senior Notes	5.950%	9/21/26	280,000	280,273 (a)
Hyundai Capital America, Senior Notes	2.000%	6/15/28	330,000	313,819 (a)
Total Automobiles				1,308,694
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	200,000	198,161
Amazon.com Inc., Senior Notes	4.000%	3/13/29	140,000	137,643
Amazon.com Inc., Senior Notes	4.250%	3/13/31	140,000	135,833
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	123,197
Amazon.com Inc., Senior Notes	4.800%	7/9/31	160,000	158,569
Amazon.com Inc., Senior Notes	4.350%	3/20/33	360,000	343,047
Amazon.com Inc., Senior Notes	5.300%	7/9/36	130,000	127,276
Total Broadline Retail				1,223,726
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	170,000	171,531
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	160,000	154,356
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	142,868
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,190
McDonald’s Corp., Senior Notes	3.600%	7/1/30	70,000	67,075
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	350,000	350,615 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	110,000	110,694 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	130,000	124,001
Total Hotels, Restaurants & Leisure				1,131,330
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	150,000	141,296
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,365

Total Consumer Discretionary				3,814,411
Consumer Staples — 1.7%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	100,000	94,777
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	230,000	219,782
Total Beverages				314,559
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	67,672
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — 0.4%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	$430,000	$418,141 (a)
Mars Inc., Senior Notes	3.200%	4/1/30	50,000	47,234 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	100,000	99,344 (a)
Total Food Products				564,719
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	90,000	90,596
Tobacco — 1.0%
Altria Group Inc., Senior Notes	6.200%	11/1/28	300,000	308,645
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	59,006
Altria Group Inc., Senior Notes	2.450%	2/4/32	330,000	287,211
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,976
BAT Capital Corp., Senior Notes	5.350%	8/15/32	60,000	60,304
BAT Capital Corp., Senior Notes	6.000%	2/20/34	380,000	393,033
BAT Capital Corp., Senior Notes	5.625%	8/15/35	20,000	20,140
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	80,271
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	9,065
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	100,415
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	340,000	338,806
Total Tobacco				1,659,872

Total Consumer Staples				2,697,418
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.750%	4/22/34	200,000	202,744 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	130,000	125,000
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	27,141 (a)
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	240,000	237,229
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	230,000	229,412
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	51,688 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,710
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	30,392 (a)
Devon Energy Corp., Senior Notes	3.900%	5/15/27	510,000	508,241 (a)
Devon Energy Corp., Senior Notes	4.375%	3/15/29	160,000	158,125 (a)
Devon Energy Corp., Senior Notes	5.200%	9/15/34	100,000	98,618
Energy Transfer LP, Senior Notes	5.550%	2/15/28	380,000	384,172
Energy Transfer LP, Senior Notes	3.750%	5/15/30	180,000	172,012
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	200,000	198,065
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	220,000	210,404
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	10,866
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	190,355
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,367
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	170,000	171,283 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	270,000	267,774 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	450,000	409,777 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	180,000	179,854
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	99,239
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	$50,000	$55,764
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	110,000	116,103
ONEOK Inc., Senior Notes	5.550%	11/1/26	240,000	240,267
ONEOK Inc., Senior Notes	5.650%	11/1/28	90,000	91,553
ONEOK Inc., Senior Notes	5.800%	11/1/30	150,000	153,713
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	176,443
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	320,000	277,922 (a)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	116,144
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	140,000	124,746
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	184,926 (a)
Targa Resources Corp., Senior Notes	5.400%	7/30/36	70,000	68,082
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,602 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	70,000	69,299
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	30,000	29,912
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	9,989
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	480,000	494,615
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	130,000	129,331
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	107,621

Total Energy				6,486,500
Financials — 12.5%
Banks — 7.9%
Banco Santander SA, Senior Notes	4.551%	11/6/30	400,000	390,368
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	400,000	398,878 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	282,264 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	160,000	142,620 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	382,000	376,003 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	366,841 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	375,577 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	660,000	646,333 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	169,791 (b)
Bank of America Corp., Senior Notes (4.456% to 2/6/31 then SOFR + 0.870%)	4.456%	2/6/32	170,000	165,199 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	160,006
Bank of America Corp., Subordinated Notes (5.489% to 4/23/36 then SOFR + 1.572%)	5.489%	4/23/37	250,000	242,815 (b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	200,000	200,794 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	371,181 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	$490,000	$502,321 (a)(b)
CaixaBank SA, Senior Notes (4.818% to 4/22/31 then SOFR + 1.210%)	4.818%	4/22/32	200,000	195,733 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	200,000	197,691 (a)(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	204,101 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	550,000	537,263 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	470,000	464,990 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	215,182 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	230,000	230,013 (b)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	240,000	236,346 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	349,366
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	507,227 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	250,000	240,247 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	220,000	219,689 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	285,411 (b)
HSBC Holdings PLC, Senior Notes (5.243% to 8/14/31 then SOFR + 1.160%)	5.243%	8/14/32	360,000	357,767 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	336,145 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	380,000	377,049 (b)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	320,000	309,675 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	370,000	366,098 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	250,000	248,901 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	70,000	65,764
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	164,336
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	99,079 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	309,484
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	127,110 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	78,483 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	$330,000	$314,384 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	130,000	131,037 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	230,000	233,176 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	209,663
Total Banks				12,402,401
Capital Markets — 2.8%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	290,000	276,485 (b)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	170,000	177,121 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	239,679
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	190,000	187,022 (b)
Goldman Sachs Group Inc., Senior Notes (4.516% to 1/21/31 then SOFR + 0.960%)	4.516%	1/21/32	860,000	833,276 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	250,000	237,472 (b)
Goldman Sachs Group Inc., Senior Notes (5.240% to 7/21/31 then SOFR + 1.170%)	5.240%	7/21/32	90,000	89,507 (b)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	145,028
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	200,000	184,890 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	210,000	207,420 (b)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	100,000	96,945 (b)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	160,000	154,813 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	200,000	197,020 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	630,000	626,909 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	180,000	177,404 (a)
UBS Group AG, Senior Notes (4.588% to 8/10/31 then SOFR + 1.050%)	4.588%	8/10/32	440,000	425,770 (a)(b)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	200,000	191,591 (a)(b)
Total Capital Markets				4,448,352
Consumer Finance — 0.6%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	98,699
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	310,000	307,980 (b)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	280,000	280,308 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	$260,000	$259,403 (a)
Total Consumer Finance				946,390
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	200,000	190,230
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	358,958
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	384,365
Total Financial Services				933,553
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.150%	3/1/29	220,000	221,575
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	206,500 (a)
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	200,000	197,258 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	34,587 (a)
Total Insurance				659,920
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	330,000	321,666 (a)

Total Financials				19,712,282
Health Care — 2.2%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	129,670
AbbVie Inc., Senior Notes	4.800%	3/15/29	330,000	330,513
Total Biotechnology				460,183
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	70,000	67,526
Abbott Laboratories, Senior Notes	4.300%	3/15/33	60,000	57,363
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	250,000	242,236 (a)
Total Health Care Equipment & Supplies				367,125
Health Care Providers & Services — 1.2%
Cigna Group, Senior Notes	4.375%	10/15/28	130,000	129,042
CVS Health Corp., Senior Notes	3.625%	4/1/27	270,000	268,928
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	130,148
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	124,632
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	86,985
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	129,799
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	151,371
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,169
Humana Inc., Senior Notes	3.700%	3/23/29	260,000	252,320
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	85,653
Icon Investments Six DAC, Senior Notes	5.995%	8/13/36	230,000	229,406 (a)
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	230,000	225,783
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	62,120
Total Health Care Providers & Services				1,886,356
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	$110,000	$110,752
Eli Lilly & Co., Senior Notes	4.375%	5/20/31	80,000	78,350
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	290,000	283,075
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	88,447
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	133,876
Total Pharmaceuticals				694,500

Total Health Care				3,408,164
Industrials — 4.9%
Aerospace & Defense — 2.2%
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	317,344
Boeing Co., Senior Notes	5.150%	5/1/30	360,000	361,138
Boeing Co., Senior Notes	6.528%	5/1/34	120,000	128,102
General Electric Co., Senior Notes	4.900%	1/29/36	240,000	233,513
Honeywell Aerospace Inc., Senior Notes	4.000%	3/16/29	320,000	314,193
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	330,000	320,893
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	320,000	307,356
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	140,000	135,469
Howmet Aerospace Inc., Senior Notes	4.750%	4/15/36	250,000	238,172
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	230,000	232,232
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	390,000	388,917
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	280,000	266,048
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	9,082
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	166,641
Total Aerospace & Defense				3,419,100
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	93,022
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	54,449
Total Building Products				147,471
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	5.000%	11/15/29	310,000	311,848
Waste Connections Inc., Senior Notes	5.000%	3/1/34	280,000	275,009
Total Commercial Services & Supplies				586,857
Electrical Equipment — 0.8%
Eaton Corp., Senior Notes	3.950%	3/6/29	320,000	314,085
Eaton Corp., Senior Notes	4.200%	3/6/31	200,000	193,681
Eaton Corp., Senior Notes	4.800%	3/6/36	250,000	239,113
GE Vernova Inc., Senior Notes	4.250%	2/4/31	80,000	77,941
GE Vernova Inc., Senior Notes	4.875%	2/4/36	220,000	211,307
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	250,000	236,689
Total Electrical Equipment				1,272,816
Ground Transportation — 0.4%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	80,000	78,468 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	90,000	87,521 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	70,000	67,262 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	280,000	265,286 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Union Pacific Corp., Senior Notes	2.891%	4/6/36	$190,000	$156,944
Total Ground Transportation				655,481
Machinery — 0.2%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	240,000	237,949 (a)
Passenger Airlines — 0.7%
American Airlines Pass-Through Trust	3.375%	5/1/27	421,852	418,122
American Airlines Pass-Through Trust	6.300%	8/20/35	60,000	59,967
American Airlines Pass-Through Trust	5.700%	2/20/39	260,000	260,821
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	400,000	394,173 (a)
Total Passenger Airlines				1,133,083
Trading Companies & Distributors — 0.1%
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	160,943

Total Industrials				7,613,700
Information Technology — 4.0%
IT Services — 0.1%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	110,000	106,882 (a)
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices Inc., Senior Notes	4.600%	8/17/29	50,000	49,742
Advanced Micro Devices Inc., Senior Notes	5.000%	8/17/31	130,000	129,026
Broadcom Inc., Senior Notes	4.600%	7/15/30	80,000	78,372
Broadcom Inc., Senior Notes	5.200%	4/15/32	240,000	237,731
Broadcom Inc., Senior Notes	4.600%	1/15/33	210,000	199,378
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	297,931
Broadcom Inc., Senior Notes	4.800%	2/15/36	120,000	110,178
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	710,000	725,801 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	130,000	129,525
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	122,521
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	80,174
Intel Corp., Senior Notes	5.000%	8/15/33	60,000	58,299
Intel Corp., Senior Notes	5.300%	5/15/36	60,000	57,868
Micron Technology Inc., Senior Notes	2.703%	4/15/32	270,000	238,153
Micron Technology Inc., Senior Notes	5.650%	11/1/32	100,000	101,343
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	8,966
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,155,405
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	837,591
Total Semiconductors & Semiconductor Equipment				4,618,004
Software — 0.8%
Oracle Corp., Senior Notes	4.550%	2/4/29	250,000	244,390
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	115,467
Oracle Corp., Senior Notes	4.950%	2/4/31	100,000	95,861
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	78,842
Oracle Corp., Senior Notes	4.800%	9/26/32	220,000	203,492
ServiceNow Inc., Senior Notes	5.050%	5/15/33	60,000	58,990
ServiceNow Inc., Senior Notes	5.400%	5/15/36	70,000	68,669
Synopsys Inc., Senior Notes	4.650%	4/1/28	160,000	159,792
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	4.850%	4/1/30	$230,000	$228,684
Total Software				1,254,187
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	230,000	224,077

Total Information Technology				6,203,150
Materials — 1.5%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	381,450 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	60,000	59,354
Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	5.000%	3/21/33	400,000	390,617 (a)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	240,000	232,809 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	250,000	249,063
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	364,043 (a)
Glencore Funding LLC, Senior Notes	5.186%	4/1/30	230,000	230,317 (a)
Total Metals & Mining				1,466,849
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	140,000	139,209 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	176,741
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	100,000	95,982
Total Paper & Forest Products				411,932

Total Materials				2,319,585
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	196,893 (a)

Utilities — 2.6%
Electric Utilities — 2.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	230,000	203,082 (a)
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	440,000	428,890 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	70,000	69,342
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	30,000	29,163
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	130,000	126,068
Edison International, Senior Notes	5.000%	5/5/28	80,000	79,832
Entergy Louisiana LLC	5.500%	9/15/36	90,000	89,194
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	220,000	218,907
Georgia Power Co., Senior Notes	5.200%	3/15/35	390,000	386,003
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,739
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	60,000	58,386 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	110,000	105,123 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	70,000	69,790
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	254,000	248,069
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	350,000	355,058
Pacific Gas and Electric Co., First Mortgage Bonds	5.850%	11/1/36	30,000	29,688
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	381,409 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	$290,000	$277,300 (a)
Southern California Edison Co., First Mortgage Bonds	4.950%	9/15/31	20,000	19,624
Virginia Electric and Power Co., Senior Notes	5.650%	8/15/36	90,000	90,191
Vistra Operations Co. LLC, Senior Notes	4.300%	10/15/28	320,000	315,124 (a)
Vistra Operations Co. LLC, Senior Notes	5.000%	4/30/31	50,000	49,050 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	4/30/33	130,000	126,820 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	150,000	143,369 (a)
Total Electric Utilities				3,909,221
Multi-Utilities — 0.1%
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	110,000	106,859
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	130,000	127,306
Total Multi-Utilities				234,165

Total Utilities				4,143,386
Total Corporate Bonds & Notes (Cost — $63,904,952)				62,432,922
U.S. Government & Agency Obligations — 31.4%
U.S. Government Obligations — 31.4%
U.S. Treasury Bonds	5.000%	5/15/45	10,000	9,729
U.S. Treasury Bonds	1.375%	8/15/50	30,000	14,008
U.S. Treasury Notes	3.625%	8/31/27	230,000	228,718
U.S. Treasury Notes	3.875%	6/15/28	130,000	128,974
U.S. Treasury Notes	4.125%	6/30/28	390,000	388,575
U.S. Treasury Notes	4.250%	7/31/28	170,000	169,714
U.S. Treasury Notes	3.625%	8/15/28	250,000	246,670
U.S. Treasury Notes	4.125%	7/15/29	180,000	178,657
U.S. Treasury Notes	4.125%	11/30/29	230,000	227,902
U.S. Treasury Notes	4.375%	12/31/29	10,000	9,983
U.S. Treasury Notes	4.000%	3/31/30	50,000	49,272
U.S. Treasury Notes	3.875%	7/31/30	240,000	235,008
U.S. Treasury Notes	3.750%	1/31/31	50,000	48,546
U.S. Treasury Notes	4.000%	1/31/31	280,000	274,597
U.S. Treasury Notes	4.125%	5/31/31	60,000	59,065
U.S. Treasury Notes	4.125%	2/29/32	11,340,000	11,118,516
U.S. Treasury Notes	4.125%	3/31/32	13,510,000	13,239,008
U.S. Treasury Notes	4.000%	4/30/32	12,600,000	12,263,098
U.S. Treasury Notes	4.000%	6/30/32	8,140,000	7,913,129
U.S. Treasury Notes	4.000%	7/31/32	30,000	29,142
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,296,021
U.S. Treasury Notes	4.375%	7/31/33	20,000	19,722
U.S. Treasury Notes	4.375%	5/15/36	450,000	437,309
U.S. Treasury Notes	4.625%	8/15/36	30,000	29,712
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	2,720,000	809,715

Total U.S. Government & Agency Obligations (Cost — $51,020,961)				49,424,790
Collateralized Mortgage Obligations(c) — 13.2%
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	276,161	275,739 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.006%	1/20/43	110,000	110,240 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.881%	6/17/39	$318,986	$319,447 (a)(b)
BANK5, 2026-5YR22 A3	5.713%	6/15/59	350,000	357,228 (b)
BAY Trust, 2026-MDWS A (1 mo. Term SOFR + 1.643%)	5.283%	6/15/41	400,000	399,221 (a)(b)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.997%	5/19/43	250,000	250,318 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	7,707	7,660 (a)(b)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	110,000	103,472 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.389%	8/15/42	490,000	490,897 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.097%	8/19/43	310,000	309,322 (a)(b)
Cityfed Mortgage Trust, 2026-WEST A (1 mo. Term SOFR + 1.710%)	5.360%	9/15/43	250,000	249,375 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	167,046	162,681 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	299,111	288,208 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	189,073	163,239 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	149,038	133,304 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	360,000	339,489 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	539,585	494,459 (a)(b)
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.039%	1/18/44	400,000	400,374 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	678,673	572,118 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	319,750	279,441 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.939%	10/15/42	181,591	182,140 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	173,770	147,391
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	1,145,843	178,462
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	465,290	76,281
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	199,347	33,007
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	138,509	18,453
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	234,704	204,486
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	90,480
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.943%	12/25/54	67,124	67,469 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.693%	1/25/34	320,000	337,450 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-HQA1 M2 (30 Day Average SOFR + 1.500%)	5.143%	5/25/46	320,000	320,624 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.943%	2/25/46	330,000	330,266 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2021- R01 1B1 (30 Day Average SOFR + 3.100%)	6.743%	10/25/41	310,000	310,943 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	214,735	205,136
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.892%	9/25/32	200,000	189,169 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	$293,758	$251,424
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	218,457	198,810
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	662,529	522,339
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	510,762	83,827
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	559,112	487,361
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,667,655	326,644
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,321,494	196,630
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	165,073	146,487
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	120,698	112,379
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	10,858	1,929
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	797,939	188,355
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.232%	11/20/60	69,637	69,507 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.282%	2/20/61	14,823	14,809 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.282%	3/20/61	12,176	12,165 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.132%	12/20/62	115,885	115,692 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.305%	4/16/47	2,626,421	14,950 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.139%	6/16/54	14,839	4 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.164%	8/16/54	996,826	3,000 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.174%	5/16/55	681,123	3,653 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.355%	8/16/54	383,985	2,101 (b)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	152,602	134,771
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	119,912	115,422
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	3,426,727	295,618 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	529,867	432,094
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	66,927	57,869
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	$200,000	$166,739
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,464,538	1,102,622
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,952,718	95,717 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.610%	9/16/63	7,736,702	337,245 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.120%	1/15/43	250,000	250,391 (a)(b)
Hudson Yards Mortgage Trust, 2026-10HY A	5.255%	12/10/39	240,000	237,450 (a)(b)
INCREF LLC, 2026-FL2 (1 mo. Term SOFR + 1.450%)	5.097%	12/19/43	320,000	320,699 (a)(b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.127%	5/18/42	200,000	200,496 (a)(b)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.989%	2/18/41	170,000	170,105 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	281,485	275,904 (a)(b)
MLTI Trust, 2026-MLTI A10 (1 mo. Term SOFR + 1.400%)	5.039%	6/15/39	380,000	380,921 (a)(b)
Morgan Stanley Capital I Trust, 2021-L6 C	3.523%	6/15/54	250,000	208,458 (b)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	189,319	181,197 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	338,228	322,823 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	184,886	163,113 (a)(b)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	311,431	306,050 (a)
OAKRE Issuer LLC, 2026-FL1 A (1 mo. Term SOFR + 1.500%)	5.208%	2/18/44	160,000	160,247 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	236,645	191,570 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	322,287	267,468 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	733,089	621,806 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	328,855	286,124 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	476,131	478,068 (a)
SACO I Trust, 2007-VA1 A	—	6/25/21	41	0 *(a)(b)(d)(e)
SHOPS Commercial Mortgage Trust, 2026-CSTL A	4.971%	5/5/39	500,000	490,907 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.082%	2/15/42	350,000	347,615 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.631%	6/25/57	1,010,000	839,459 (a)(b)
Verus Securitization Trust, 2025-R2 A2	5.238%	7/25/67	107,768	106,121 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	4.522%	11/25/34	141,426	138,158 (b)

Total Collateralized Mortgage Obligations (Cost — $21,727,924)				20,833,302
Asset-Backed Securities — 10.7%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	5.063%	1/15/38	270,000	270,673 (a)(b)
Ally Bank, 2026-A A2	4.582%	3/15/34	412,090	410,841 (a)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	360,000	358,706 (a)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	89,154	89,282 (a)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.099%	4/20/38	310,000	309,192 (a)(b)
Anthelion CLO Ltd., 2026-3A A (3 mo. Term SOFR + 1.280%)	4.997%	7/20/39	260,000	259,483 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.909%	10/20/34	440,000	440,340 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.060%	10/25/38	$580,000	$581,159 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	456,009	419,548 (a)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	4.883%	4/15/34	262,259	262,638 (a)(b)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	100,000	98,565 (a)
Avis Budget Rental Car Funding AESOP LLC, 2022-1A A	3.830%	8/21/28	560,000	556,833 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	404,412 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.979%	1/20/39	240,000	240,341 (a)(b)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.759%	4/20/34	383,754	384,180 (a)(b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	200,000	200,113 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.903%	4/15/35	340,000	340,299 (a)(b)
Carmax Auto Owner Trust, 2024-3 A3	4.890%	7/16/29	619,402	621,875
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.119%	10/20/37	400,000	400,400 (a)(b)
CIFC Funding Ltd., 2024-2A A1R (3 mo. Term SOFR + 1.200%)	4.922%	4/22/37	300,000	300,145 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	649,781	600,242 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.895%	7/24/34	537,554	538,130 (a)(b)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.969%	3/28/38	710,000	710,627 (a)(b)
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	370,000	370,095
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.829%	4/20/33	134,408	134,501 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	4.983%	10/15/38	330,000	330,302 (a)(b)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	266,699	264,786 (a)
HINNT LLC, 2025-A A	5.010%	3/15/44	86,173	85,812 (a)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	691,043	641,513 (a)
Mountain View CLO Ltd., 2019-2A A1R2 (3 mo. Term SOFR + 1.290%)	5.043%	7/15/37	250,000	250,572 (a)(b)
Navient Private Education Refi Loan Trust, 2024-A A	5.660%	10/15/72	139,862	141,533 (a)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	311,014	305,270 (a)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	4.808%	6/25/69	130,184	131,478 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	237,431	230,859 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.393%	10/25/33	259,816	259,863 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.269%	7/20/38	440,000	441,861 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.949%	10/20/38	300,000	300,598 (a)(b)
Park Blue CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.310%)	5.120%	10/25/38	360,000	360,665 (a)(b)
PenFed Auto Receivables Owner Trust, 2026-A A2	4.320%	6/15/29	400,000	399,728 (a)
PFS Financing Corp., 2024-F A	4.750%	8/15/29	540,000	541,255 (a)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	166,009	161,115 (a)
Polus US CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.520%)	5.249%	7/20/38	480,000	481,496 (a)(b)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	471,458	470,271 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	310,000	308,244 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Squarepoint US CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.350%)	5.151%	10/15/39	$230,000	$230,059 (a)(b)(f)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.929%	4/20/38	280,000	280,214 (a)(b)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	100,000	97,974 (a)
Volkswagen Auto Lease Trust, 2025-B A3	4.010%	1/22/29	570,000	567,624
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.034%	10/21/38	300,000	300,553 (a)(b)

Total Asset-Backed Securities (Cost — $17,038,174)				16,886,265
Sovereign Bonds — 2.1%
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	316,803
Israel — 0.2%

Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	301,630
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	286,601
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	680,000	468,690
Total Mexico				755,291
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	280,000	276,416
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	102,823
Total Peru				379,239
Supranational — 0.8%

Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,267,505
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	270,000	310,851

Total Sovereign Bonds (Cost — $3,715,719)				3,331,319
Mortgage-Backed Securities — 1.7%
FHLMC — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	288,692	248,177
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	363,113	330,196
Total FHLMC				578,373
FNMA — 1.0%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40	44,655	39,869
Federal National Mortgage Association (FNMA)	2.000%	10/1/41	333,378	287,921
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	81,761	68,343
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 11/1/48	236,851	211,369
Federal National Mortgage Association (FNMA)	4.500%	9/1/53	75,215	72,008
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	116,747	106,995
Federal National Mortgage Association (FNMA)	3.500%	9/1/56	200,000	177,352 (g)
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	417,810	368,290
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.453%)	5.637%	5/1/43	209,338	216,370 (b)
Total FNMA				1,548,517
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — 0.4%
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$24,835	$22,651
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 3/20/50	102,050	92,730
Government National Mortgage Association (GNMA) II	3.000%	2/20/50	83,823	73,217
Government National Mortgage Association (GNMA) II	3.500%	2/20/50	48,944	42,861
Government National Mortgage Association (GNMA) II	4.500%	9/20/52	66,014	62,459
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	215,228	210,305
Government National Mortgage Association (GNMA) II	5.500%	5/20/55	75,945	75,531
Total GNMA				579,754

Total Mortgage-Backed Securities (Cost — $2,850,212)				2,706,644
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $97.500 (Cost — $8,357)	6/11/27	39	$97,500	3,169
Total Investments — 98.8% (Cost — $160,266,299)				155,618,411
Other Assets in Excess of Liabilities — 1.2%				1,821,515
Total Net Assets — 100.0%				$157,439,926

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	The maturity principal is currently in default as of August 31, 2026.
(e)	Value is less than $1.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2026, the Fund held TBA securities with a total cost of $177,984.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
FTSE	—	Financial Times Stock Exchange
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (0.1)%
Mortgage-Backed Securities — (0.1)%
FNMA — (0.1)%
Federal National Mortgage Association (FNMA) (Proceeds — $(177,813))	3.500%	10/1/56	$(200,000)	$(177,195) (a)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
At August 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	29	$72,500	$(181)
3-Month SOFR Futures, Call	12/11/26	97.500	18	45,000	(225)
3-Month SOFR Futures, Put	12/11/26	96.500	43	107,500	(64,232)
Total Exchange-Traded Written Options (Premiums received — $33,736)					$(64,638)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	205	12/26	$42,154,666	$42,073,047	$(81,619)
U.S. Treasury 10-Year Notes	111	12/26	12,019,597	11,949,844	(69,753)
					(151,372)
Contracts to Sell:
U.S. Treasury 5-Year Notes	11	12/26	1,169,574	1,162,735	6,839
U.S. Treasury Long-Term Bonds	25	12/26	2,738,964	2,715,625	23,339
U.S. Treasury Ultra 10-Year Notes	7	12/26	771,922	765,953	5,969
U.S. Treasury Ultra Long-Term Bonds	21	12/26	2,337,427	2,310,656	26,771
					62,918
Net unrealized depreciation on open futures contracts					$(88,454)
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$4,208,000	5/21/29	Daily SOFR Compound annually	4.090% annually	$(14,149)	$981	$(15,130)
3,447,000	6/29/31	2.368%*	CPURNSA*	12,761	—	12,761
4,430,000	7/30/31	CPURNSA*	2.316%*	(11,106)	—	(11,106)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$10,700,000	5/31/33	4.110% annually	Daily SOFR Compound annually	$102,921	$5,173	$97,748
	4,430,000	7/30/36	2.346%*	CPURNSA*	17,914	—	17,914
	991,000	5/21/37	4.340% annually	Daily SOFR Compound annually	7,204	237	6,967
Total	$28,206,000				$115,545	$6,391	$109,154

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$2,808,000	6/20/31	1.000% quarterly	$60,051	$42,137	$17,914

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.350%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$62,432,922	—	$62,432,922
U.S. Government & Agency Obligations	—	49,424,790	—	49,424,790
Collateralized Mortgage Obligations	—	20,833,302	—	20,833,302
Asset-Backed Securities	—	16,886,265	—	16,886,265
Sovereign Bonds	—	3,331,319	—	3,331,319
Mortgage-Backed Securities	—	2,706,644	—	2,706,644
Purchased Options	$3,169	—	—	3,169
Total Investments	$3,169	$155,615,242	—	$155,618,411
Other Financial Instruments:
Futures Contracts††	$62,918	—	—	$62,918
Centrally Cleared Interest Rate Swaps††	—	$135,390	—	135,390
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	17,914	—	17,914
Total Other Financial Instruments	$62,918	$153,304	—	$216,222
Total	$66,087	$155,768,546	—	$155,834,633
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$177,195	—	$177,195
Other Financial Instruments:
Written Options	$64,638	—	—	64,638
Futures Contracts††	151,372	—	—	151,372
Centrally Cleared Interest Rate Swaps††	—	26,236	—	26,236
Total Other Financial Instruments	$216,010	$26,236	—	$242,246
Total	$216,010	$203,431	—	$419,441

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,214,426	1,214,426	$1,214,426	1,214,426

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$289	—	—

Western Asset Intermediate Bond Fund 2026 Quarterly Report